[PHOTO DEPICTS A DESK WITH STOCK CERTIFICATES AND CLOCK]

                          YORKTOWN CLASSIC VALUE TRUST
                                 ANNUAL REPORT


                                     [LOGO]

                                      1997

                                     [LOGO]

Dear Fellow Shareholders,

First, we would like to welcome all the new shareholders that have come into the Fund. As a best kept secret, the Yorktown Classic Value Trust appears to be moving in the right direction for national recognition as one of the best value funds in today's marketplace. Performance of the Fund during the fiscal year ended May 31, 1997 was up 20.59%. The Fund distributed capital gains of $.205 per share on December 10, 1996.

As noted in last year's annual report, management felt that the high quality value sector of the domestic marketplace was undervalued. We seem to echo this belief year in and year out. Our research efforts have always centered on above average companies at below average prices. Today I am pleased to confirm our strategy is working very very well.

VALUE INVESTING -- Our approach to investing in large, high quality companies that are currently out of favor has proven to be very beneficial over the long haul, but it can be both unpredictable and frustrating in the short term. We believe that the stock market in the short term is a polling place, and in the long-term, a highly efficient weighting device. Ultimately our success is driven by the process of "weighting the true value" of the companies in which we invest.

                                             % OF FUND'S    DISCOUNT (PREMIUM)
TOP 10 STOCKS AS OF 5/31/97                  INVESTMENTS     TO DOW JONES (1)
------------------------------------------   -----------    ------------------
FMC Corp                                         16.2%              30.7%
Phelps Dodge                                    14.77               38.0
Boeing Co                                        7.86               (9.2)
CSX Corp                                         4.84               35.2
Norfolk Southern Corp                            4.55               22.4
Morgan Stanley Group Inc                         4.40               26.1
Fannie Mae                                       3.01               13.2
International Business Machines Inc              2.89               29.0
General Electric Co                              2.55              (35.5)
Parker Hannifin Corp                             2.55               21.9

(1) Discount (Premium) as a % of average P/E Ratio of the Dow Jones Industrial Average

This listing shows the dramatic nature of the discount within the Yorktown Classic Value Trust. Of course, the holdings of the Fund change over time and the Fund's holdings are already different from those of May 31, 1997.

INVESTMENT STYLE -- Value investing requires a basic premise that stocks, like other goods and services, should be purchased at the most attractive prices possible, preferably at a discount to their "intrinsic worth." The reality for most investors is just the opposite. In other words, investors' comfort levels and, therefore, demand increase when prices rise, and diminish as prices decline. The higher a stock rises, the greater the perceived opportunity. Value averaging-the practice of buying more when prices are cheap is a fundamental style within the Yorktown Classic Value Trust.

A LOOK FORWARD

Consumer confidence . . . steady consumer prices (does it get any better than this). According the Conference Board's Consumer Confidence Index, twenty-seven years have passed since consumers felt as confident about their current situation as they do now. Not only has consumer confidence risen to this high current level, but future projections put year to year economic growth in the neighborhood of 3%. With consumer prices moving at half that amount, the extended market outlook for both bond yields and equity stock prices continue to look favorable into fiscal year 1998. The negatives of job insecurity and slow income growth for many workers in the U.S., Japan, and Western Europe, has lead to pronounced consumer resistance to price increases. The lifting of the iron curtain and the bamboo curtains, with the end of the cold war, made vast pools of cheap labor available to the industrialized West. Businesses now control their labor cost much more effectively and are avoiding price increases that would normally diminish their market share. Increases in world standards of living statistics, although moderate, are positive. The future growth of the global equity markets appears to have a solid foundation for the turn of the century.

Coopers & Lybrand L.L.P., the Fund's independent auditors, have completed their annual examination, and audited financial statements for the fiscal year ended May 31, 1997 accompany this report.

Thank you for your continuing confidence in the Yorktown Classic Value Trust. We constantly review, analyze and update the Fund's portfolio in an effort to acquire those companies which appear to have the greatest opportunity for success and delete those that fall short of their performance potential. We look forward to the future with your support. Best regards.

Sincerely,

/s/ David D. Basten
-------------------
David D. Basten
President

                          Yorktown Classic Value Trust

Comparison of change in value of $10,000 in the Yorktown Classic Value Trust, the S&P 500 and the Consumer Price Index, for the period November 2, 1992 (Commencement of Operations) to May 31.

                               [GRAPH GOES HERE]

                                  1992     1993     1994     1995     1996     1997
Standard & Poor's 500           $10,000  $10,946  $11,412  $13,716  $17,617  $22,800
Yorktown Classic Value Trust    $10,000  $10,340  $10,129  $13,239  $14,081  $16,781
Consumer Price Index            $10,000  $10,169  $10,401  $10,731  $11,070  $11,347

Past performance is not predictive of future performance


                                 AVERAGE ANNUAL
                                  TOTAL RETURN

                                            Since
                               1 Year     Inception
                                18.59%      12.04%

                          YORKTOWN CLASSIC VALUE TRUST
                            SCHEDULE OF INVESTMENTS
                                  MAY 31, 1997

                                 SHARES        VALUE
                                ---------   ------------
COMMON STOCKS -- 100.00%
AIRCRAFT & AEROSPACE -- 7.86%
Boeing Company                     13,400   $  1,410,350
                                            ------------
BANKS -- 4.38%
J.P. Morgan & Co., Inc.             3,500        376,250
Mellon Bank Corp.                   2,000        175,000
NationsBank Corp.                   4,000        235,500
                                            ------------
                                                 786,750
                                            ------------
BUILDING MATERIALS AND
  EQUIPMENT -- 1.91%
Owens-Corning                       8,200        342,350
                                            ------------
CANDY & GUM -- 1.84%
Hershey Foods Corp.                 5,900        331,138
                                            ------------
CHEMICALS -- 19.38%
Air Products and Chemicals,
  Inc.                              2,400        186,600
FMC Corp.*                         40,400      2,908,800
PPG Industries, Inc.                6,600        383,625
                                            ------------
                                               3,479,025
                                            ------------
COMPUTERS -- 2.89%
International Business
  Machines, Inc.                    6,000        519,000
                                            ------------
COPPER -- 14.77%
Phelps Dodge                       31,700      2,650,912
                                            ------------
DRUGS -- 3.65%
Bristol Myers Squibb Co.            3,600        264,150
Merck & Co., Inc.                   2,400        215,700
Pfizer, Inc.                        1,700        174,888
                                            ------------
                                                 654,738
                                            ------------
ELECTRICAL EQUIPMENT -- 2.55%
General Electric Co.                7,600        458,850
                                            ------------
FINANCE -- 5.88%
American Express Co.                3,800        264,100
Fannie Mae                         12,400        540,950
Keycorp                             4,600        250,125
                                            ------------
                                               1,055,175
                                            ------------

                                 SHARES        VALUE
                                ---------   ------------
HOSPITALS AND NURSING
  HOMES -- 1.89%
Humana, Inc.*                      15,000   $    339,375
                                            ------------
INSURANCE -- 2.97%
American International Group,
  Inc.                              2,000        270,750
Chubb Corp.                         4,300        262,300
                                            ------------
                                                 533,050
                                            ------------
MACHINERY AND EQUIPMENT --
  7.01%
Caterpillar, Inc.                   2,000        195,250
Deere & Co.                         4,000        204,500
Dover Corp.                         7,000        400,750
Parker Hannifin Corp.               8,700        457,837
                                            ------------
                                               1,258,337
                                            ------------
OFFICE EQUIPMENT AND
  SUPPLIES -- 2.38%
Xerox Corp.                         6,300        426,825
                                            ------------
OIL -- 1.44%
Amoco Corp.                         2,900        259,188
                                            ------------
RAILROADS -- 9.39%
CSX Corp.                          16,400        869,200
Norfolk Southern Corp.              8,400        815,850
                                            ------------
                                               1,685,050
                                            ------------
RECREATION -- 0.91%
Disney (Walt) Co.                   2,000        163,750
                                            ------------
SECURITIES BROKERAGE -- 4.40%
Morgan Stanley Group, Inc.         11,700        789,750
                                            ------------
SOAPS & CLEANERS -- 1.32%
Procter & Gamble Co.                1,717        236,731
                                            ------------
SOFT DRINKS -- 2.17%
Coca Cola Co.                       5,700        389,025
                                            ------------
TELECOMMUNICATIONS -- 1.01%
GTE Corp.                           4,100        180,912
                                            ------------
      TOTAL INVESTMENTS
        (cost $14,926,958)                  $ 17,950,281
                                            ------------
                                            ------------

*Non-income producing security

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          YORKTOWN CLASSIC VALUE TRUST
                      STATEMENT OF ASSETS AND LIABILITIES
                                  MAY 31, 1997

ASSETS:
  Investments at value (identified cost of $14,926,958)                                           $ 17,950,281
  Cash                                                                                                  23,038
  Receivable for securities sold                                                                       275,343
  Other assets                                                                                          53,226
                                                                                                  ------------

          Total assets                                                                              18,301,888
                                                                                                  ------------

LIABILITIES:
  Accrued distribution fees                                                                              9,541
  Accrued advisory fees                                                                                  7,951
  Securities purchased                                                                                 176,434
  Securities purchased under loan agreement                                                          5,017,490
  Accrued interest expense                                                                              22,610
  Other liabilities                                                                                      7,974
                                                                                                  ------------

          Total liabilities                                                                          5,242,000
                                                                                                  ------------

            NET ASSETS                                                                            $ 13,059,888
                                                                                                  ------------
                                                                                                  ------------

SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of no par value shares authorized)         917,661
                                                                                                  ------------
                                                                                                  ------------

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE OUTSTANDING                              $      14.23
                                                                                                  ------------
                                                                                                  ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          YORKTOWN CLASSIC VALUE TRUST
                            STATEMENT OF OPERATIONS
                        FOR THE YEAR ENDED MAY 31, 1997


INVESTMENT INCOME:
  Dividends                                                         $  250,768
  Interest                                                               1,101
                                                                    ----------

          Total income                                                 251,869
                                                                    ----------

EXPENSES:
  Investment advisory fees                                              83,622
  Distribution fees                                                     83,622
  Transfer agent fees                                                   34,881
  Custodial fees                                                         8,054
  Professional fees                                                     17,049
  Registration fees                                                     16,736
  Trustee fees                                                           1,400
  Insurance                                                              6,014
  Shareholder reports                                                    7,341
  Miscellaneous                                                          2,265
                                                                    ----------

                                                                       260,984
  Less expenses waived by investment advisor                           (13,937)
                                                                    ----------

          Total operating expenses                                     247,047

  Interest expense                                                     237,304
                                                                    ----------

          Total expenses                                               484,351
                                                                    ----------

          Net investment loss                                         (232,482)
                                                                    ----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
  Net realized gain from security transactions                          98,970
  Change in unrealized appreciation on investments                   2,292,605
                                                                    ----------

          Net realized and unrealized gain on investments            2,391,575
                                                                    ----------

            NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS    $2,159,093
                                                                    ----------
                                                                    ----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          YORKTOWN CLASSIC VALUE TRUST
                            STATEMENT OF CASH FLOWS
                        FOR THE YEAR ENDED MAY 31, 1997

NET INCREASE (DECREASE) IN CASH:
  Cash flows from operating activities:
    Dividends and interest received                                                  $   275,937
    Operating expenses paid                                                             (238,236)
    Interest paid                                                                       (244,056)
                                                                                     -----------

          Net cash provided by operating activities                                                 $   (206,355)
                                                                                                    ------------

  Cash flows from investing activities:
    Purchase of portfolio securities                                                                 (16,681,127)
    Proceeds from disposition of portfolio securities                                                 14,493,514
                                                                                                    ------------

          Net cash used in investing activities                                                       (2,187,613)
                                                                                                    ------------

          Net cash used in operating and investing activities                                         (2,393,968)

  Cash flows from financing activities:
    Borrowings under loan agreement                                                    9,447,918
    Repayments under loan agreement                                                   (8,927,731)
    Receipts for shareholder purchases and reinvested distributions                    3,946,711
    Payments for shareholder redemptions and distributions                            (2,074,415)
                                                                                     -----------

          Net cash provided by financing activities                                                    2,392,483
                                                                                                    ------------

Net decrease in cash                                                                                      (1,485)
Cash at beginning of year                                                                                 24,523
                                                                                                    ------------

          CASH AT END OF YEAR                                                                       $     23,038
                                                                                                    ------------
                                                                                                    ------------

RECONCILIATION OF NET INCREASE IN NET ASSETS FROM OPERATIONS TO NET CASH USED IN
  OPERATING AND INVESTING ACTIVITIES:
  Increase in net assets from operations                                                            $  2,159,093
  Increase in investments-net                                                        $(2,140,306)
  Increase in receivable for securities sold                                            (223,741)
  Increase in liability for securities purchased                                         176,434
  Decrease in other assets                                                                23,950
  Increase in accrued expenses and other liabilities                                       2,177
  Net realized gain                                                                      (98,970)
  Net unrealized appreciation                                                         (2,292,605)
                                                                                     -----------

          Total adjustments                                                                           (4,553,061)
                                                                                                    ------------

            NET CASH USED IN OPERATING AND INVESTING ACTIVITIES                                     $ (2,393,968)
                                                                                                    ------------
                                                                                                    ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          YORKTOWN CLASSIC VALUE TRUST
                      STATEMENTS OF CHANGES IN NET ASSETS
                   FOR THE YEARS ENDED MAY 31, 1997 AND 1996

                                                                                         1997           1996
                                                                                      -----------    ----------
OPERATIONS:
  Net investment loss                                                                 $  (232,482)   $ (208,244)
  Net realized gain from security transactions                                             98,970       873,225
  Net change in unrealized appreciation (depreciation) on investments                   2,292,605      (198,523)
                                                                                      -----------    ----------

          Increase in net assets resulting from operations                              2,159,093       466,458
                                                                                      -----------    ----------
DISTRIBUTIONS FROM:
  Net realized gains on security transactions                                            (158,577)     (958,586)
                                                                                      -----------    ----------

          Decrease in net assets resulting from distributions                            (158,577)     (958,586)
                                                                                      -----------    ----------
CAPITAL SHARE TRANSACTIONS:
  Proceeds from sale of 302,614 and 206,173 shares                                      3,750,533     2,587,575
  Value of 12,635 and 85,786 shares issued upon reinvestment of dividends                 152,889       929,057
  Cost of 153,825 and 35,821 shares redeemed                                           (1,915,839)     (443,201)
                                                                                      -----------    ----------

          Increase in net assets resulting from capital share transactions              1,987,583     3,073,431
                                                                                      -----------    ----------

          Total increase in net assets                                                  3,988,099     2,581,303
NET ASSETS:
  Beginning of year                                                                     9,071,789     6,490,486
                                                                                      -----------    ----------

  End of year                                                                         $13,059,888    $9,071,789
                                                                                      -----------    ----------
                                                                                      -----------    ----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          YORKTOWN CLASSIC VALUE TRUST
                              FINANCIAL HIGHLIGHTS
 FOR THE FOUR YEARS ENDED MAY 31, 1997 AND FOR THE PERIOD FROM NOVEMBER 2, 1992
                  (COMMENCEMENT OF OPERATIONS) TO MAY 31, 1993

                                                                 1997       1996       1995       1994       1993
                                                                -------    -------    -------    -------    -------
FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR:
Net asset value, beginning of year                              $ 12.00    $ 12.98    $ 10.12    $ 10.34    $ 10.00
                                                                -------    -------    -------    -------    -------
Income from investment operations:
  Net investment income (loss)                                    (0.25)     (0.28)     (0.28)      0.06       0.02
  Net realized and unrealized gain (loss) on investments           2.69       0.93       3.33      (0.27)      0.32
                                                                -------    -------    -------    -------    -------

          Total income (loss) from investment operations           2.44       0.65       3.05      (0.21)      0.34
                                                                -------    -------    -------    -------    -------

Distributions:
  From net investment income                                                            (0.07)     (0.01)
  From net realized gain on security transactions                 (0.21)     (1.63)     (0.12)
                                                                -------    -------    -------    -------

          Total distributions                                     (0.21)     (1.63)     (0.19)     (0.01)
                                                                -------    -------    -------    -------

            NET ASSET VALUE, END OF YEAR                        $ 14.23    $ 12.00    $ 12.98    $ 10.12    $ 10.34
                                                                -------    -------    -------    -------    -------
                                                                -------    -------    -------    -------    -------

Total return(2)                                                   20.59 %     6.36 %     30.70 %     (2.04)%   5.88%(1)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of year (000's omitted)                       $13,060    $ 9,072     $ 6,490     $ 5,323  $ 3,353
  Ratio of operating expenses to average net assets(3)             2.65 %     2.68 %      2.39 %      1.99 %   1.80%(1)
  Ratio of total expenses to average net assets(4)                 5.20 %     6.22 %      5.79 %      4.49 %   3.32%(1)
  Ratio of net investment income (loss) to average net assets     (2.50)%    (2.67)%     (2.60)%      0.76 %   0.42%(1)
  Portfolio turnover rate                                           115 %      145 %       220 %       170 %     25%(1)
  Average commission rate paid                                   0.1650        N/A        N/A        N/A        N/A

---------------

(1) Annualized

(2) Does not reflect contingent deferred sales charge.

(3) Without fees waived by the investment advisor and distributor, the annualized ratio of operating expenses to average net assets would have been 2.80%, 2.87%, 2.95%, 2.69% and 2.76%, respectively.

(4) Without fees waived by the investment advisor and distributor, the annualized ratio of total expenses to average net assets would have been 5.35%, 6.41%, 6.34%, 5.19% and 4.29%, respectively.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          YORKTOWN CLASSIC VALUE TRUST
                         NOTES TO FINANCIAL STATEMENTS

1.  ORGANIZATION:

   American Pension Investors Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. It is composed of five separate portfolios. The accompanying financial statements include only the Yorktown Classic Value Trust (the "Fund").

   The primary investment objective of the Fund is growth of capital; income is a secondary objective. The Fund seeks to achieve these objectives by investing primarily in equity securities which the Fund's investment advisor believes are undervalued in relation to the quality of the securities and the long-term earning power of their issuers, regardless of short-term indicators.

2.  SIGNIFICANT ACCOUNTING POLICIES:

    a. Portfolio Valuation

       Fund assets are valued at current market value or, where unavailable, at fair value as determined in good faith by or under the direction of the Board of Trustees.

    b. Security Transactions and Investment Income

       Security transactions are accounted for on the trade date. Realized gains and losses from security transactions are reported on an identified-cost basis for both financial statement and federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income and expenses are recorded on an accrual basis.

    c. Federal Income Taxes

       The Trust's policy is for the Fund to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its investment company taxable income to its shareholders. Therefore, no federal income tax provision is required.

       As of May 31, 1997, the aggregate cost of investments for federal income tax purposes, the net unrealized appreciation on a federal income tax basis, and the gross unrealized appreciation and depreciation with respect to each security where there is an excess of value over tax cost or tax cost over value were $14,975,331, $2,974,950, $2,982,127 and
       $7,177, respectively.

    d. Use of Estimates

       The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

                YORKTOWN CLASSIC VALUE TRUST NOTES TO FINANCIAL
                             STATEMENTS, CONTINUED

2.  SIGNIFICANT ACCOUNTING POLICIES, CONTINUED:

    e. Cash and Cash Equivalents

       Cash and cash equivalents include amounts invested in overnight money market accounts, which are readily convertible to known amounts of cash. These amounts are invested in one financial institution.

    f. Borrowings

       The Fund is permitted to borrow up to one-third of the value of its net assets for investment purposes. Such borrowing is referred to as leveraging. As of May 31, 1997, the balance due for securities purchased through leveraging was $5,017,490. The average daily balance during the year ended May 31, 1997 was $3,371,414 or $4.28 per share, based on average shares outstanding of 786,862. The maximum amount of borrowings outstanding at any month-end during the year was $5,017,490. The Fund's investment securities are pledged as collateral under the borrowing arrangement.

       Interest is charged at a rate of 1.50% plus the brokers loan call rate (7.125% as of May 31, 1997). Such interest amounted to $237,304 for the year ended May 31, 1997.

3.  INVESTMENT ADVISORY AGREEMENT:

   Yorktown Management & Research Company, Inc. (the "Advisor"), whose principal stockholder is also a trustee of the Trust, serves as the Fund's investment advisor and manager. For its services, the Advisor receives a fee, calculated daily and payable monthly, at an annual rate of .90% of the average daily net assets of the Fund.

4.  DISTRIBUTION PLAN AND FEES:

   Yorktown Distributors, Inc. (the "Distributor") distributes shares of the Fund pursuant to a Rule 12b-1 distribution plan adopted by the Trust. The plan provides that the Distributor shall receive an annual fee of .90% of the Fund's average daily net assets, which is comprised of .65% of distribution fees and .25% of service fees. The principal stockholder of the Distributor is also a trustee of the Trust.

   A 2% contingent deferred sales charge is generally imposed on redemptions made within five years of the date that Fund shares are purchased.

5.  INVESTMENT ACTIVITY:

   For the year ended May 31, 1997, there were no purchases or sales of U.S. government obligations. Purchases and sales of securities other than short-term obligations and U.S. government obligations amounted to $16,857,561 and $14,717,255, respectively.

                             YORKTOWN CLASSIC VALUE
                 TRUST NOTES TO FINANCIAL STATEMENTS, CONTINUED

6.  COMPOSITION OF NET ASSETS:

   At May 31, 1997, net assets consisted of:

Paid-in capital                                                                    $ 9,973,331
Accumulated net realized gain from security transactions                                63,234
Unrealized appreciation on investments                                               3,023,323
                                                                                   -----------

          NET ASSETS APPLICABLE TO OUTSTANDING SHARES OF BENEFICIAL INTEREST       $13,059,888
                                                                                   -----------
                                                                                   -----------

   In order for the Fund's capital accounts and distributions to reflect the tax character of certain transactions, $232,482 of net operating losses were reclassified to paid-in capital during the year ended May 31, 1997. The results of operations and net assets were not affected by the reclassification.

                         [Coopers & Lybrand Letterhead]


REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees of American Pension Investors Trust and the Shareholders of American Pension Investors Trust
  Yorktown Classic Value Trust:

We have audited the accompanying statement of assets and liabilities of American Pension Investors Trust Yorktown Classic Value Trust (the "Fund"), including the schedule of investments, as of May 31, 1997, and the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period ended May 31, 1997 and for the period from November 2, 1992 (commencement of operations) to May 31, 1993. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of American Pension Investors Trust Yorktown Classic Value Trust as of May 31, 1997, the results of its operations, its cash flows, the changes in its net assets, and the financial highlights for each of the respective periods stated in the first paragraph, in conformity with generally accepted accounting principles.

                                                /s/ Coopers & Lybrand L.L.P.

Baltimore, Maryland
June 13, 1997

                               EXECUTIVE OFFICES

                        American Pension Investors Trust
                                 P.O. Box 2529
                              2303 Yorktown Avenue
                           Lynchburg, Virginia 24501
                                 (800) 544-6060

                               INVESTMENT ADVISOR
                         Yorktown Management & Research
                                 Company, Inc.
                                 P.O. Box 2529
                              2303 Yorktown Avenue
                           Lynchburg, Virginia 24501
                                 (800) 544-6060

                                  DISTRIBUTOR
                          Yorktown Distributors, Inc.
                                 P.O. Box 2529
                              2303 Yorktown Avenue
                           Lynchburg, Virginia 24501
                                 (800) 544-6060

                             TRANSFER AND DIVIDEND
                                DISBURSING AGENT
                              Fund Services, Inc.
                                 P.O. Box 26305
                            Richmond, Virginia 23260
                                 (800) 628-4077

                                   CUSTODIAN
                            Custodial Trust Company
                              101 Carnegie Center
                        Princeton, New Jersey 08540-6231

                              INDEPENDENT AUDITORS
                            Coopers & Lybrand L.L.P
                             217 E. Redwood Street
                         Baltimore, Maryland 21202-3316

This report is submitted for the general information of the shareholders of the Trust. The report is not authorized for distribution to prospective investors in the Trust unless preceded or accompanied by an effective Prospectus.

                            [PHOTO OF WALL STREET]


                              CAPITAL INCOME FUND
                                 ANNUAL REPORT
                                   [API LOGO]
                                      1997

                                   [API LOGO]

Dear Fellow Shareholders,

The API Trust Capital Income Fund's net asset value increased from $17.57 to $19.52 during the twelve months ended May 31, 1997. The total return (price appreciation plus reinvested distributions) of the Fund for the fiscal year was 22.43% The Fund distributed capital gains of $0.98 per share and ordinary dividends of $0.48 per share in December 1996.

The Fund continued its allocation into undervalued markets during the twelve months ended May 31, 1997. Indeed their were vast opportunities during the fiscal year. Emerging market debt issued soared in the second half of 1996. The Fund's largest positions were in funds that invest in fixed income securities of issuers located in this sector and such positions grew at almost a 30% pace. Profits were taken just before calendar year-end in all debt sectors of the portfolio, locking in substantial gains. Set forth below is the change in the allocation of the Fund's portfolio assets from May 31, 1996 to May 31, 1997.

FUND CATEGORY                                                     1997     1996     CHANGE
---------------------------------------------------------------   -----    -----    ------
Capital Appreciation Funds                                         1.64%    0.00%     1.64
Equity Income Funds                                                8.24    14.77     -6.53
Fixed Income Funds                                                 0.00     3.51     -3.51
Global Funds                                                       1.55    10.91     -9.36
Growth Funds                                                       8.72     7.22      1.50
Growth & Income Funds                                             35.13    28.16      6.97
International Funds                                               18.81     0.00     18.81
S&P 500 Index Funds                                                2.24     3.30     -1.06
World Income Funds                                                12.56    32.13    -19.57
Closed-End Funds                                                  11.11     0.00     11.11

A LOOK FORWARD

Consumer confidence . . . steady consumer prices (does it get any better than this). According the Conference Board's Consumer Confidence Index, twenty-seven years have passed since consumers felt as confident about their current situation as they do now. Not only has consumer confidence risen to this high current level, but future projections put year to year economic growth in the neighborhood of 3%. With consumer prices moving at 1/2 that amount, the extended market outlook for both bond yields and equity stock prices continue to look favorable into fiscal year 1998. The negatives of job insecurity and slow income growth for many workers in the U.S., Japan, and Western Europe, has lead to pronounced consumer resistance to price increases. The lifting of the iron curtain and bamboo curtains, with the end of the cold war, made vast pools of cheap labor available to the industrialized West. Businesses now control their labor cost much more effectively and are avoiding price increases that would normally diminish their market share. Increases in world standards of living statistics, although moderate, are positive. The future growth of the global equity markets appears to have a solid foundation for the turn of the century.

Coopers & Lybrand L.L.P., the Fund's independent auditors, have completed their annual examination, and audited financial statements for the fiscal year ended May 31, 1997 accompany this report.

Thank you for your continuing confidence in the API Trust Capital Income Fund. We constantly review, analyze and update the Fund's portfolio in an effort to acquire those funds which appear to have the greatest opportunity for success and delete those that fall short of their performance potential. We look forward to the future with your support. Best regards.

Sincerely,


/s/ David D. Basten
--------------------------
David D. Basten
President

                              Capital Income Fund

     Comparison of change in value of $10,000 in the Capital Income Fund, the S&P 500, MSCI World Index and the Consumer Price Index, year ended May 31.


                                    [GRAPH]

                            1988     1989    1990     1991     1992     1993     1994      1995    1996     1997
Standard & Poor's 500     $10,126  $12,830  $14,958  $16,741  $18,390  $20,525  $21,399  $25,719  $33,033  $42,751
MSCI World Index          $10,000  $11,337  $12,154  $12,307  $12,524  $14,334  $15,788  $17,515  $20,840  $24,373
Capital Income Fund       $ 9,670  $10,120  $10,078  $11,049  $11,878  $12,987  $13,609  $15,389  $18,111  $22,173
Consumer Price Index      $10,060  $10,598  $11,060  $11,607  $11,959  $12,344  $12,627  $13,029  $13,441  $13,777

                                 AVERAGE ANNUAL
                                  TOTAL RETURN

                                              Since
                           1 Year   5 Year  Inception
                            22.43%   13.29%   9.10%

Past performance is not predictive of future performance

                        AMERICAN PENSION INVESTORS TRUST
                              CAPITAL INCOME FUND
                            SCHEDULE OF INVESTMENTS
                                  MAY 31, 1997

                                 SHARES        VALUE
                                ---------   ------------
CLOSED-END FUNDS -- 11.11%
John Hancock Bank & Thrift
  Opportunity Fund                 12,800   $    427,200
Pilgrim Regional Bank Shares,
  Inc.                             23,000        396,750
Tri Continental Corp.               2,100         56,175
                                            ------------
    TOTAL CLOSED-END FUNDS
      (cost $734,824)                            880,125
                                            ------------
MUTUAL FUNDS -- 88.89%
CAPITAL APPRECIATION FUNDS --
  1.64%
MFS Series Trust VII Value
  Fund Class A                      9,800        130,151
                                            ------------
EQUITY INCOME FUNDS -- 8.24%
Putnam Equity Income Fund New
  Class A                          22,123        322,345
T. Rowe Price Equity Income
  Fund                             13,572        330,354
                                            ------------
                                                 652,699
                                            ------------
GLOBAL FUNDS -- 1.55%
SoGen International Fund,
  Inc.                              4,409        122,880
                                            ------------
GROWTH FUNDS -- 8.72%
Alliance Fund, Inc. Class A        50,591        368,814
Berger One Hundred Fund, Inc.       8,446        156,182
Vanguard Index Trust Total
  Stock Market Portfolio            8,352        166,297
                                            ------------
                                                 691,293
                                            ------------
GROWTH AND INCOME FUNDS --
  35.13%
American Century Income and
  Growth Fund                      13,035        294,731
Evergreen Growth & Income
  Fund                              6,471        161,599
Mutual Series Fund, Inc.
  Beacon Fund                       8,838        125,239
Neuberger & Berman Equity
  Funds Guardian Fund               8,015        231,249
Principal Preservation
  Portfolios S&P 100 Plus
  Portfolio                        34,133        854,013

                                 SHARES        VALUE
                                ---------   ------------
Vanguard Index Trust Value
  Portfolio                        16,139   $    301,324
Vanguard/Windsor Fund, Inc.
  Vanguard/Windsor II
  Portfolio                         2,951         78,811
Vista Mutual Fund Group
  Growth & Income Fund              8,783        368,549
Warburg Pincus Growth &
  Income Fund                       3,639         61,681
World Funds, Inc. Vontobel
  U.S. Value Fund                  20,171        307,211
                                            ------------
                                               2,784,407
                                            ------------
INTERNATIONAL FUNDS -- 18.81%
Alliance International Fund,
  Inc. Class A                     18,259        326,111
Alliance Worldwide
  Privatization Fund, Inc.
  Class A                          25,488        319,371
Princor World Fund, Inc.
  Class A                          93,643        845,602
                                            ------------
                                               1,491,084
                                            ------------
S&P 500 INDEX OBJECTIVE
  FUNDS -- 2.24%
Vanguard Index Trust 500
  Portfolio                         2,234        177,515
                                            ------------
WORLD INCOME FUNDS -- 12.56%
AIM International Funds, Inc.
  Global Income Fund                9,560        101,243
Alliance North American
  Government Income Trust,
  Inc. Class A                     19,424        155,007
Bear Stearns Investment Trust
  Emerging Markets Debt
  Portfolio Class A                23,996        286,518
Phoenix Multi-Portfolio Fund
  Emerging Markets Bond
  Portfolio Class A                32,741        452,490
                                            ------------
                                                 995,258
                                            ------------
    TOTAL MUTUAL FUNDS (cost
      $6,073,174)                              7,045,287
                                            ------------
      TOTAL INVESTMENTS (cost
        $6,807,998)                         $  7,925,412
                                            ------------
                                            ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                        AMERICAN PENSION INVESTORS TRUST
                              CAPITAL INCOME FUND
                      STATEMENT OF ASSETS AND LIABILITIES
                                  MAY 31, 1997

ASSETS:
  Investments at value (identified cost of $6,807,998)                                             $7,925,412
  Cash                                                                                                175,813
  Other assets                                                                                          7,809
                                                                                                   ----------

          Total assets                                                                              8,109,034
                                                                                                   ----------

LIABILITIES:
  Accrued distribution fees                                                                             3,323
  Other liabilities                                                                                     7,897
                                                                                                   ----------
          Total liabilities                                                                            11,220
                                                                                                   ----------

            NET ASSETS                                                                             $8,097,814
                                                                                                   ----------
                                                                                                   ----------

SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of no par value shares authorized)        406,524
                                                                                                   ----------
                                                                                                   ----------

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE OUTSTANDING                               $    19.92
                                                                                                   ----------
                                                                                                   ----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                        AMERICAN PENSION INVESTORS TRUST
                              CAPITAL INCOME FUND
                            STATEMENT OF OPERATIONS
                        FOR THE YEAR ENDED MAY 31, 1997

INVESTMENT INCOME:
  Dividends                                                                                        $  190,939
  Interest                                                                                              8,740
                                                                                                   ----------

          Total income                                                                                199,679
                                                                                                   ----------
EXPENSES:
  Investment advisory fees                                                                             33,229
  Distribution fees                                                                                    27,691
  Transfer agent fees                                                                                  23,048
  Custodial fees                                                                                        3,266
  Professional fees                                                                                    14,033
  Registration fees                                                                                    15,664
  Trustee fees                                                                                          1,400
  Insurance                                                                                             3,448
  Shareholder reports                                                                                   7,669
  Miscellaneous                                                                                         1,892
                                                                                                   ----------
                                                                                                      131,340
  Less expenses waived by investment advisor                                                          (33,229)
                                                                                                   ----------
          Total expenses                                                                               98,111
                                                                                                   ----------
          Net investment income                                                                       101,568
                                                                                                   ----------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
  Net realized gain from security transactions                                                        114,354
  Capital gain distributions from mutual funds                                                        330,087
  Change in unrealized appreciation on investments                                                    630,186
                                                                                                   ----------

          Net realized and unrealized gain on investments                                           1,074,627
                                                                                                   ----------

            NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                   $1,176,195
                                                                                                   ----------
                                                                                                   ----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                        AMERICAN PENSION INVESTORS TRUST
                              CAPITAL INCOME FUND
                      STATEMENTS OF CHANGES IN NET ASSETS
                   FOR THE YEARS ENDED MAY 31, 1997 AND 1996

                                                                                          1997           1996
                                                                                       -----------    ----------
OPERATIONS:
  Net investment income                                                                $   101,568    $   50,462
  Net realized gain from security transactions                                             114,354       280,411
  Capital gain distributions from mutual funds                                             330,087        86,437
  Net change in unrealized appreciation on investments                                     630,186       129,912
                                                                                       -----------    ----------

          Increase in net assets resulting from operations                               1,176,195       547,222
                                                                                       -----------    ----------
DISTRIBUTIONS FROM:
  Net investment income                                                                   (141,336)      (34,821)
  Net realized gain on security transactions                                              (289,331)     (412,741)
                                                                                       -----------    ----------

          Decrease in net assets resulting from distributions                             (430,667)     (447,562)
                                                                                       -----------    ----------

CAPITAL SHARE TRANSACTIONS:
  Proceeds from sale of 231,628 and 90,494 shares                                        4,353,629     1,590,547
  Value of 20,945 and 26,026 shares issued upon reinvestment of dividends                  390,402       435,424
  Cost of 97,374 and 41,370 shares redeemed                                             (1,808,679)     (740,077)
                                                                                       -----------    ----------

          Increase in net assets resulting from capital share transactions               2,935,352     1,285,894
                                                                                       -----------    ----------

          Total increase in net assets                                                   3,680,880     1,385,554

NET ASSETS:
  Beginning of year                                                                      4,416,934     3,031,380
                                                                                       -----------    ----------

  End of year (including undistributed net investment income of $51,399 and $43,006,
    respectively)                                                                      $ 8,097,814    $4,416,934
                                                                                       -----------    ----------
                                                                                       -----------    ----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                        AMERICAN PENSION INVESTORS TRUST
                              CAPITAL INCOME FUND
                              FINANCIAL HIGHLIGHTS
                     FOR THE FIVE YEARS ENDED MAY 31, 1997

                                                                      1997      1996      1995      1994      1993
                                                                     ------    ------    ------    ------    ------
FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR:
Net asset value, beginning of year                                   $17.57    $17.21    $16.34    $16.06    $14.69
                                                                     ------    ------    ------    ------    ------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                         0.32      0.34      0.35     (0.01)    (0.06)
  Net realized and unrealized gain on investments                      3.49      2.57      1.64      0.78      1.43
                                                                     ------    ------    ------    ------    ------
          Total income from investment operations                      3.81      2.91      1.99      0.77      1.37
                                                                     ------    ------    ------    ------    ------
DISTRIBUTIONS:
  From net investment income                                          (0.48)    (0.28)    (0.36)
  From net realized gain on security transactions                     (0.98)    (2.27)    (0.76)    (0.49)
                                                                     ------    ------    ------    ------
          Total distributions                                         (1.46)    (2.55)    (1.12)    (0.49)
                                                                     ------    ------    ------    ------
            NET ASSET VALUE, END OF YEAR                             $19.92    $17.57    $17.21    $16.34    $16.06
                                                                     ------    ------    ------    ------    ------
                                                                     ------    ------    ------    ------    ------
Total return                                                          22.43%    17.65%    13.08%     4.79%     9.33%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of year (000's omitted)                            $8,098    $4,417    $3,031    $2,964    $2,603
  Ratio of expenses to average net assets(1)                           1.77%     2.22%     2.05%     2.12%     2.77%
  Ratio of net investment income (loss) to average net assets          1.84%     1.43%     0.75%    (0.06)%   (0.82)%
  Portfolio turnover rate                                                67%       40%       65%       17%       29%

---------------

(1) Without fees waived by the investment advisor, the ratio of expenses to average net assets would have been 2.38%, 2.82%, 2.65%, 2.72% and 3.37%, respectively.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                        AMERICAN PENSION INVESTORS TRUST
                              CAPITAL INCOME FUND
                         NOTES TO FINANCIAL STATEMENTS

1.  ORGANIZATION:

   American Pension Investors Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. It is composed of five separate portfolios. The accompanying financial statements include only the Capital Income Fund (the "Fund").

   The Fund's primary investment objective is to seek to achieve high current income. The Fund's secondary objective is growth of capital and income. The Fund seeks to achieve its objectives by investing in mutual funds, at least 65% of which seek to achieve an objective of high current income by investing in income-producing equity securities, long or short-term bonds and other fixed-income securities (such as U.S. government securities, commercial paper and preferred stock).

2.  SIGNIFICANT ACCOUNTING POLICIES:

   a. PORTFOLIO VALUATION

      The investments of the Fund consist primarily of mutual funds that are valued daily at their respective net asset values in accordance with the 1940 Act.

   b. SECURITY TRANSACTIONS AND INVESTMENT INCOME

      Security transactions are accounted for on the trade date. Realized gains and losses from security transactions are reported on an identified-cost basis for both financial statement and federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income and expenses are recorded on an accrual basis.

   c. FEDERAL INCOME TAXES

      The Trust's policy is for the Fund to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its investment company taxable income to its shareholders. Therefore, no federal income tax provision is required.

      As of May 31, 1997, the aggregate cost of investments for federal income tax purposes and the unrealized appreciation with respect to each security where there is an excess of value over tax cost were $6,807,998 and $1,117,414, respectively.

   d. USE OF ESTIMATES

      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

                        AMERICAN PENSION INVESTORS TRUST
                              CAPITAL INCOME FUND
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

3. INVESTMENT ADVISORY AGREEMENT:

   Yorktown Management & Research Company, Inc. (the "Advisor"), whose principal stockholder is also a trustee of the Trust, serves as the Fund's investment advisor and manager. For its services, the Advisor receives a fee, calculated daily and payable monthly, at an annual rate of .60% of the average daily net assets of the Fund. The Advisor reduces its advisory fees (not below zero) to the extent that the Distributor (see Note74) receives any dealer reallowances or 12b-1 fees resulting from the Fund's purchase of shares of underlying funds.

4. DISTRIBUTION PLAN AND FEES:

   Yorktown Distributors, Inc. (the "Distributor") distributes shares of the Fund pursuant to a Rule 12b-1 distribution plan adopted by the Trust. The plan provides that the Distributor shall receive an annual fee of .50% of the Fund's average daily net assets.

   In addition, to the extent possible, the Distributor is generally designated as the dealer entitled to receive the dealer reallowance portion of the sales charge on purchases of underlying load fund shares by the Fund. During the year ended May 31, 1997, the Distributor received $26,443 from brokerage commissions earned on its execution of purchases of portfolio investments for the Fund. The principal stockholder of the Distributor is also a trustee of the Trust.

5. INVESTMENT ACTIVITY:

   For the year ended May 31, 1997, there were no purchases or sales of U.S. government obligations. Purchases and sales of securities other than short-term obligations and U.S. government obligations amounted to $6,524,949 and $3,597,113, respectively.

6. COMPOSITION OF NET ASSETS:

   At May 31, 1997, net assets consisted of:

Paid-in capital                                                                                $6,748,769
Accumulated net investment income                                                                  51,399
Accumulated net realized gain from security transactions                                          180,232
Unrealized appreciation on investments                                                          1,117,414
                                                                                               ----------

          NET ASSETS APPLICABLE TO OUTSTANDING SHARES OF BENEFICIAL INTEREST                   $8,097,814
                                                                                               ----------
                                                                                               ----------

   In order for the Fund's capital accounts and distributions to reflect the tax character of certain transactions, $48,161 of net realized gains were reclassified to net investment income during the year ended May 31, 1997. The results of operations and net assets were not affected by the reclassification.

                         [Coopers & Lybrand Letterhead]


REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees of American Pension Investors Trust and the Shareholders of American Pension Investors Trust
     Capital Income Fund:

We have audited the accompanying statement of assets and liabilities of American Pension Investors Trust Capital Income Fund (the "Fund"), including the schedule of investments, as of May 31, 1997, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of American Pension Investors Trust Capital Income Fund as of May 31, 1997, the results of its operations, the changes in its net assets, and the financial highlights for each of the respective periods stated in the first paragraph, in conformity with generally accepted accounting principles.

                                                /s/ Coopers & Lybrand L.L.P.

Baltimore, Maryland
June 13, 1997

EXECUTIVE OFFICES
American Pension Investors Trust
P.O. Box 2529
2303 Yorktown Avenue
Lynchburg, Virginia 24501
(800) 544-6060

INVESTMENT ADVISOR
Yorktown Management & Research
Company, Inc.
P.O. Box 2529
2303 Yorktown Avenue
Lynchburg, Virginia 24501
(800) 544-6060

DISTRIBUTOR
Yorktown Distributors, Inc.
P.O. Box 2529
2303 Yorktown Avenue
Lynchburg, Virginia 24501
(800) 544-6060

TRANSFER AND DIVIDEND
DISBURSING AGENT
Fund Services, Inc.
P.O. Box 26305
Richmond, Virginia 23260
(800) 268-4077

CUSTODIAN
MainStreet Trust Company
P.O. Box 5228
Martinsville, Virginia 24115

INDEPENDENT AUDITORS
Coopers & Lybrand L.L.P
217 E. Redwood Street
Baltimore, Maryland 21202-3316

This report is submitted for the general information of the shareholders of the Trust. The report is not authorized for distribution to prospective investors in the Trust unless preceded or accompanied by an effective Prospectus.

                        [PHOTO OF THE STATUE OF LIBERTY]

                               T-1 TREASURY TRUST
                                 ANNUAL REPORT

                                   [API LOGO]

                                      1997

                                     [LOGO]


Dear Fellow Shareholders,

Investments in the U.S. Treasury Bill Market proved to be a stable choice for the entire fiscal year ended May 31, 1997. The pace of inflation remained subdued. Growth in the economy continued at a moderate pace with job creation reaching its highest level during the entire expansion which began in the fall of 1990. A serious commitment to balancing the budget was endorsed by both parties. Obviously the treasury markets are favorably influenced by this significant goal. Our investments in U.S. Treasury bills, at virtually no negative fluctuation during this period, provided positive returns for each of the twelve months of this fiscal report.

The T-1 Treasury Trust's total return (price appreciation plus reinvested dividends) for the fiscal year ended May 31, 1997 was 4.13%. During the last 12 months, the Trust paid $0.17 per share in ordinary income dividends.

The T-1 Treasury Trust seeks to provide current income while limiting credit risk in order to achieve a stable total return by investing in U.S. Treasury securities (bills, notes and bonds) and other direct obligations of the U.S. Treasury that are guaranteed as to payment of principal and interest by the full faith and credit of the U.S. government. Investments in U.S. Treasuries should be considered a core part of any well diversified investment portfolio.

Coopers & Lybrand L.L.P., the Fund's independent auditors, have completed their annual examination, and audited financial statements for the fiscal year ended May 31, 1997 accompany this report.

Thank you for your continuing confidence in the T-1 Treasury Trust. We hope you will consider using this Fund for investment of additional funds as they become available. We look forward to the future with your support. Best regards.

Sincerely,

/s/ David D. Basten
-------------------
David D. Basten
President

                               T-1 Treasury Trust

Comparison of change in value of $10,000 in the T-1 Treasury Trust, the Ibbotson U.S. Treasury Bill Index, and the Consumer Price Index, year ended May 31.

                               [GRAPH GOES HERE]


                              1988     1989     1990     1991     1992     1993    1994      1995     1996     1997
Ibbotson U.S. Treasury
   Bill Index               $10,075  $10,837  $11,736  $12,553  $13,141  $13,547  $13,961  $14,642  $15,436  $16,254
T-1 Treasury Trust          $ 9,820  $10,283  $10,968  $11,666  $12,457  $12,978  $12,526  $13,151  $13,633  $14,196
Consumer Price Index        $10,060  $10,598  $11,060  $11,607  $11,959  $12,344  $12,627  $13,029  $13,441  $13,777

Past performance is not predictive of future performance

                                 AVERAGE ANNUAL
                                  TOTAL RETURN

                                                Since
                         1 Year    5 Year     Inception
                         4.13%     2.65%         3.91%

                        AMERICAN PENSION INVESTORS TRUST
                               T-1 TREASURY TRUST
                            SCHEDULE OF INVESTMENTS
                                  MAY 31, 1997


                                                  PRINCIPAL       VALUE
                                                  ----------    ----------

U.S. GOVERNMENT OBLIGATIONS -- 100.00%
United States Treasury Bills
  Due 10/16/97                                    $  788,000    $  772,908
  Due 2/5/98                                       1,779,000     1,714,292
                                                                ----------

          TOTAL INVESTMENTS (cost $2,488,093)                   $2,487,200
                                                                ----------
                                                                ----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                        AMERICAN PENSION INVESTORS TRUST
                               T-1 TREASURY TRUST
                      STATEMENT OF ASSETS AND LIABILITIES
                                  MAY 31, 1997

ASSETS:
  Investments at value (identified cost of $2,488,093)                                             $2,487,200
  Cash                                                                                                 45,927
  Other assets                                                                                          6,467
                                                                                                   ----------
          Total assets                                                                              2,539,594
                                                                                                   ----------
LIABILITIES:
  Accrued distribution fees                                                                               621
  Accrued advisory fees                                                                                   249
  Other liabilities                                                                                    10,635
                                                                                                   ----------

          Total liabilities                                                                            11,505
                                                                                                   ----------
            NET ASSETS                                                                             $2,528,089
                                                                                                   ----------
                                                                                                   ----------

SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of no par value shares authorized)        537,091
                                                                                                   ----------
                                                                                                   ----------

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE OUTSTANDING                               $     4.71
                                                                                                   ----------
                                                                                                   ----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                        AMERICAN PENSION INVESTORS TRUST
                               T-1 TREASURY TRUST
                            STATEMENT OF OPERATIONS
                        FOR THE YEAR ENDED MAY 31, 1997

INVESTMENT INCOME:
  Interest                                                                                           $325,464
                                                                                                     --------

          Total income                                                                                325,464
                                                                                                     --------

EXPENSES:
  Investment advisory fees                                                                             37,961
  Distribution fees                                                                                    31,634
  Transfer agent fees                                                                                  23,160
  Custodial fees                                                                                        2,801
  Professional fees                                                                                    15,587
  Registration fees                                                                                    15,781
  Trustee fees                                                                                          1,400
  Insurance                                                                                             3,989
  Shareholder reports                                                                                   7,824
  Miscellaneous                                                                                         1,402
                                                                                                     --------

                                                                                                      141,539
  Less expenses waived by investment advisor and distributor                                          (47,451)
                                                                                                     --------

          Total expenses                                                                               94,088
                                                                                                     --------

          Net investment income                                                                       231,376
                                                                                                     --------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) from security transactions                                                 (12,667)
  Change in unrealized appreciation on investments                                                     24,149
                                                                                                     --------

          Net realized and unrealized gain on investments                                              11,482
                                                                                                     --------

            NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                     $242,858
                                                                                                     --------
                                                                                                     --------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                        AMERICAN PENSION INVESTORS TRUST
                               T-1 TREASURY TRUST
                      STATEMENTS OF CHANGES IN NET ASSETS
                   FOR THE YEARS ENDED MAY 31, 1997 AND 1996

                                                                                         1997           1996
                                                                                      -----------    -----------
OPERATIONS:
  Net investment income                                                               $   231,376    $   169,692
  Net realized gain (loss) from security transactions                                     (12,667)        29,148
  Net change in unrealized appreciation (depreciation) on investments                      24,149        (50,747)
                                                                                      -----------    -----------

          Increase in net assets resulting from operations                                242,858        148,093
                                                                                      -----------    -----------
DISTRIBUTIONS FROM:
  Net investment income                                                                  (237,714)      (185,165)
                                                                                      -----------    -----------

          Decrease in net assets resulting from distributions                            (237,714)      (185,165)
                                                                                      -----------    -----------
CAPITAL SHARE TRANSACTIONS:
  Proceeds from sale of 308,853 and 1,146,107 shares                                    1,448,713      5,394,968
  Value of 49,699 and 38,568 shares issued upon reinvestment of dividends                 231,979        180,577
  Cost of 1,239,835 and 621,900 shares redeemed                                        (5,809,439)    (2,936,280)
                                                                                      -----------    -----------

          Increase (decrease) in net assets resulting from capital share
            transactions                                                               (4,128,747)     2,639,265
                                                                                      -----------    -----------

          Total increase (decrease) in net assets                                      (4,123,603)     2,602,193

NET ASSETS:
  Beginning of year                                                                     6,651,692      4,049,499
                                                                                      -----------    -----------

  End of year (including undistributed net investment income of $34,887 and
    $41,225, respectively)                                                            $ 2,528,089    $ 6,651,692
                                                                                      -----------    -----------
                                                                                      -----------    -----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                        AMERICAN PENSION INVESTORS TRUST
                               T-1 TREASURY TRUST
                              FINANCIAL HIGHLIGHTS
                     FOR THE FIVE YEARS ENDED MAY 31, 1997

                                                                      1997      1996      1995      1994      1993
                                                                     ------    ------    ------    ------    ------
FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR:
Net asset value, beginning of year                                   $ 4.69    $ 4.73    $ 4.75    $ 5.15    $ 5.16
                                                                     ------    ------    ------    ------    ------
Income from investment operations:
  Net investment income                                                0.21      0.17      0.23      0.19      0.18
  Net realized and unrealized gain (loss) on investments              (0.02)                        (0.35)     0.03
                                                                     ------    ------    ------    ------    ------

          Total income (loss) from investment operations               0.19      0.17      0.23     (0.16)     0.21
                                                                     ------    ------    ------    ------    ------

Distributions:
  From net investment income                                          (0.17)    (0.21)    (0.25)    (0.14)    (0.22)
  From net realized gain on security transactions                                                   (0.10)
                                                                     ------    ------    ------    ------    ------

          Total distributions                                         (0.17)    (0.21)    (0.25)    (0.24)    (0.22)
                                                                     ------    ------    ------    ------    ------

            NET ASSET VALUE, END OF YEAR                             $ 4.71    $ 4.69    $ 4.73    $ 4.75    $ 5.15
                                                                     ------    ------    ------    ------    ------
                                                                     ------    ------    ------    ------    ------

Total return                                                           4.13%     3.67%     4.99%    (3.48)%    4.18%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of year (000's omitted)                            $2,528    $6,652    $4,049    $4,234    $7,295
  Ratio of expenses to average net assets(1)                           1.49%     1.49%     1.76%     1.57%     1.44%
  Ratio of net investment income to average net assets                 3.66%     3.77%     4.19%     3.71%     4.72%
  Portfolio turnover rate                                               108%      278%      292%      127%      308%

---------------

(1) Without fees waived/reimbursed by the investment advisor and distributor, the ratio of expenses to average net assets would have been 2.24%, 2.46%, 2.56%, 2.16% and 2.04%, respectively.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                        AMERICAN PENSION INVESTORS TRUST
                               T-1 TREASURY TRUST
                         NOTES TO FINANCIAL STATEMENTS

1.  Organization:

   American Pension Investors Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. It is composed of five separate portfolios. The accompanying financial statements include only the T-1 Treasury Trust (the "Fund").

   The Fund's investment objective is to seek current income while limiting credit risk. The Fund seeks to achieve its objective by investing under normal conditions in U.S. Treasury securities (bills, notes and bonds) and other direct obligations of the U.S. Treasury that are guaranteed as to payment of principal and interest by the full faith and credit of the U.S. government. The Fund limits its investments to securities with remaining maturities of one year or less.

2.  Significant Accounting Policies:

    a. Portfolio Valuation

       Fund assets are valued at current market value or, where unavailable, at fair value as determined in good faith by or under the direction of the Board of Trustees.

    b. Security Transactions and Investment Income

       Security transactions are accounted for on the trade date. Realized gains and losses from security transactions are reported on an identified-cost basis for both financial statement and federal income tax purposes. Distributions to shareholders are recorded on the ex-dividend date. Interest income and expenses are recorded on an accrual basis.

    c. Federal Income Taxes

       The Trust's policy is for the Fund to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its investment company taxable income to its shareholders. Therefore, no federal income tax provision is required.

       The Fund has available at May 31, 1997 a net capital loss carryforward of $441,959 expiring from 2000 through 2005. As of May 31, 1997, the aggregate cost of investments for federal income tax purposes, the net unrealized depreciation on a federal income tax basis, and the gross unrealized appreciation and depreciation with respect to each security where there is an excess of value over tax cost or tax cost over value were $2,488,093, $893, $445 and $1,338, respectively.

    d. Use of Estimates

       The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

                        AMERICAN PENSION INVESTORS TRUST
                               T-1 TREASURY TRUST
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

3.  Investment Advisory Agreement:

    Yorktown Management & Research Company, Inc. (the "Advisor"), whose principal stockholder is also a trustee of the Trust, serves as the Fund's investment advisor and manager. For its services, the Advisor receives a fee, calculated daily and payable monthly, at an annual rate of .60% of the average daily net assets of the Fund. From time to time, the Advisor may elect to waive all or a portion of its fees. For the year ended May 31, 1997, the Advisor waived $31,634 of its fees.

4.  Distribution Plan and Fees:

    Yorktown Distributors, Inc. (the "Distributor") distributes shares of the Fund pursuant to a Rule 12b-1 distribution plan adopted by the Trust. The plan provides that the Distributor shall receive an annual fee of .50% of the Fund's average daily net assets; however, for the year ended May 31, 1997, the Distributor has undertaken to limit such fee to .25% of the Fund's average daily net assets. For the year ended May 31, 1997, the Distributor waived $15,817 of its fees. The principal stockholder of the Distributor is also a trustee of the Trust.

5.  Investment Activity:

    For the year ended May 31, 1997, purchases and sales of U.S. government obligations amounted to $6,715,061 and $11,036,260, respectively. There were no purchases and sales of securities other than short-term obligations and U.S. government obligations.

6.  Composition of Net Assets:

    At May 31, 1997, net assets consisted of:

Paid-in capital                                                                                $2,945,720
Accumulated net investment income                                                                  34,887
Accumulated net realized loss from security transactions                                         (451,625)
Unrealized depreciation on investments                                                               (893)
                                                                                               ----------
          NET ASSETS APPLICABLE TO OUTSTANDING SHARES OF BENEFICIAL INTEREST                   $2,528,089
                                                                                               ----------
                                                                                               ----------

                                  [Letterhead]


REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees of American Pension Investors Trust and the
     Shareholders of American Pension Investors Trust T-1 Treasury Trust:

We have audited the accompanying statement of assets and liabilities of American Pension Investors Trust T-1 Treasury Trust (the "Fund"), including the schedule of investments, as of May731, 1997, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of American Pension Investors Trust T-1 Treasury Trust as of May 31, 1997, the results of its operations, the changes in its net assets, and the financial highlights for each of the respective periods stated in the first paragraph, in conformity with generally accepted accounting principles.


                                                /s/ Coopers & Lybrand L.L.P.


Baltimore, Maryland
June 13, 1997

                               EXECUTIVE OFFICES
                        American Pension Investors Trust
                                 P.O. Box 2529
                              2303 Yorktown Avenue
                           Lynchburg, Virginia 24501
                                 (800) 544-6060

                               INVESTMENT ADVISOR
                         Yorktown Management & Research
                                 Company, Inc.
                                 P.O. Box 2529
                              2303 Yorktown Avenue
                           Lynchburg, Virginia 24501

                                  DISTRIBUTOR
                          Yorktown Distributors, Inc.
                                 P.O. Box 2529
                              2303 Yorktown Avenue
                           Lynchburg, Virginia 24501
                                 (800) 544-6060

                             TRANSFER AND DIVIDEND
                                DISBURSING AGENT
                              Fund Services, Inc.
                                 P.O. Box 26305
                            Richmond, Virginia 23260
                                 (800) 628-4077

                                   CUSTODIAN
                            MainStreet Trust Company
                                 P.O. Box 5228
                          Martinsville, Virginia 24115

                              INDEPENDENT AUDITORS
                            Coopers & Lybrand L.L.P.
                             217 E. Redwood Street
                         Baltimore, Maryland 21202-3316

This report is submitted for the general information of the shareholders of the Trust. The report is not authorized for distribution to prospective investors in the Trust unless preceded or accompanied by an effective Prospectus.

                       [PHOTO OF VARIOUS NATIONAL FLAGS]


                                  GROWTH FUND
                                 ANNUAL REPORT

                                  [API LOGO]

                                    1997

                                   [API LOGO]


Dear Fellow Shareholders,

We are pleased to present the annual report to shareholders for the API Trust Growth Fund for the fiscal year ended May 31, 1997. General economic conditions were favorable for most stock markets worldwide, and the period proved to be a rewarding one for the Fund. During the fiscal year, as in every year of the past, their was considerable market volatility as the bulls and the bears squared off on each market event. In the short-term, market direction is unknown; over the long-term the direction is positive and we look forward to finding bargains in periods of uncertainty.

The performance advantage of being broadly diversified is clearly evident in the following: The Investors Business Daily Mutual Fund Index of twenty leading funds fell from a high of 430 in January 1997 to a low of 370 in late April 1997, a drop of 13.95%. The API Trust Growth Fund fell less than 1% during the same period. The total return (price appreciation plus reinvested distributions) of the Fund for the fiscal year was 8.32%. The Fund distributed capital gains of $1.66 per share on December 10, 1996. Much more important are the longer term results which have earned the Fund prominence with major ranking organizations such as Morningstar, which just added a fourth star to the Fund's ranking during this reporting period.

The following chart depicts market performance, as reported by Lipper Analytical Services, Inc. from October 11, 1990 to May 29, 1997, the current market up-cycle phase, as well as for the twelve months ended May 29, 1997.

                                                                            10/11/90      5/30/96
                                                                           TO 5/29/97    TO 5/29/97
                                                                           ----------    ----------
API Trust Growth Fund                                                        213.05%         9.10%
Global Funds                                                                 129.28         14.91
S & P 500 Index Objective Funds                                              233.48         27.66
European Region Funds                                                        111.65         21.59
Pacific Region Funds                                                          71.58          1.73

The Fund's investment structure allows it to enter the complex global marketplace quickly and efficiently, capturing opportunities often overlooked or inaccessible by other funds. The Fund continued its allocation into funds that invest in the undervalued markets late in the fiscal year. Set forth below is the change in the allocation of the Fund's portfolio assets from May 31, 1996 to May 31, 1997.

FUND CATEGORY                                                           1997     1996     CHANGE
---------------------------------------------------------------------   -----    -----    ------
Capital Appreciation Funds                                               4.45%    7.55%    -3.10%
Emerging Markets Funds                                                   5.43     3.01      2.42
Equity Income Funds                                                      0.00     3.05     -3.05
European Region Funds                                                    4.35     4.19      0.16
Financial Services Fund                                                  4.99     1.49      3.50
Global Funds                                                             5.01     6.73     -1.72
Global Small Company Funds                                               4.03    10.94     -6.91
Growth Funds                                                            10.82    13.67     -2.85
Growth & Income Funds                                                   14.49     3.85     10.64

FUND CATEGORY                                                           1997     1996     CHANGE
---------------------------------------------------------------------   -----    -----    ------
Health/Biotechnology Funds                                               1.50     0.00      1.50
International Funds                                                      9.53     7.12      2.41
Japanese Funds                                                           0.00     1.79     -1.79
Mid-Cap Funds                                                            3.96     1.37      2.59
Pacific Region Funds                                                     1.97    23.19    -21.22
S&P 500 Index Obj Funds                                                 10.58     0.88      9.70
Science & Technology Funds                                               5.26     3.27      1.99
Small Company Growth Funds                                              11.62     7.90      3.72
World Income Funds                                                       0.88     0.00      0.88
Closed-End Funds                                                         1.13     0.00      1.13

A LOOK FORWARD

Consumer confidence. . . steady consumer prices (does it get any better than this). According the Conference Board's Consumer Confidence Index, twenty seven years have passed since consumers felt as confident about their current situation as they do now. Not only has consumer confidence risen to this high current level, but future projections put year to year economic growth in the neighborhood of 3%. With consumer prices moving at 1/2 that amount, the extended market outlook for both bond yields and equity stock prices continue to look favorable into fiscal year 1998. The negatives of job insecurity and slow income growth for many workers in the U.S., Japan, and Western Europe, has lead to pronounced consumer resistance to price increases. The lifting of the iron curtain and bamboo curtains, with the end of the cold war, made vast pools of cheap labor available to the industrialized West. Businesses now control their labor cost much more effectively and are avoiding price increases that would normally diminish their market share. Increases in world standards of living statistics, although moderate, are positive. The future growth of the global equity markets appears to have a solid foundation for the turn of the century.

Coopers & Lybrand L.L.P., the Fund's independent auditors, have completed their annual examination, and audited financial statements for the fiscal year ended May 31, 1997 accompany this report.

Thank you for your continuing confidence in the API Trust Growth Fund. We constantly review, analyze and update the Fund's portfolio in an effort to acquire those funds which appear to have the greatest opportunity for success and delete those that fall short of their performance potential. We look forward to the future with your support. Best regards.

Sincerely,


/s/  David D. Basten
----------------------------
David D. Basten
President

                                  Growth Fund

          Comparison of charge in value of $10,000 in the Growth Fund, the S&P 500, MSCI World Index and the Consumer Price Index, year ended May 31.

                                    [GRAPH]

                          1987     1988     1989     1990     1991     1992     1993     1994     1995     1996     1997
Standard & Poor's 500   $10,000  $10,652  $13,496  $15,735  $17,611  $19,345  $21,591  $22,511  $27,056  $34,751  $44,975
Growth Fund             $10,000  $ 9,600  $11,901  $12,303  $13,972  $14,658  $16,568  $17,992  $20,022  $24,233  $26,249
MSCI World Index        $10,000  $ 9,957  $11,370  $12,189  $12,343  $12,561  $14,376  $15,834  $17,566  $20,901  $24,445
Consumer Price Index    $10,000  $10,393  $10,949  $11,426  $11,992  $12,352  $12,749  $13,041  $13,456  $13,881  $14,228

Past performance is not predictive of future performance

                                 AVERAGE ANNUAL
                                  TOTAL RETURN

                       1 Year       5 Year       10 Year
                       8.32%        12.36%        10.13%

                          Total Return From Market Low
                  (As reported by Lipper Analytical Services)

        Comparison of percentage change in value of $10,000 investment:
                              10/11/90 to 5/29/97

                                    [GRAPH]

  API        S&P 500        General       Global       World
Growth       Index          Equity       Equity       Equity
            Funds Avg.     Funds Avg.*  Funds Avg.  Funds Avg.

$31,305     $33,348         $31,943      $22,928      $19,176


                 Based on cumulative gain of $10,000 investment
               Source: Lipper Analytical Services 5/29/97 edition
                                *Domestic funds

                        AMERICAN PENSION INVESTORS TRUST
                                  GROWTH FUND
                            SCHEDULE OF INVESTMENTS
                                  MAY 31, 1997

                                 SHARES        VALUE
                                ---------   ------------
CLOSED-END FUNDS -- 1.13%
Asia Pacific Fund, Inc.            10,000   $    117,500
Asia Tigers Fund, Inc.             10,000        107,500
Fidelity Advisor Emerging
  Asia Fund                         8,208        112,860
Morgan Stanley Asia Pacific
  Fund, Inc.                       10,000        105,000
Morgan Stanley Emerging
  Markets Fund, Inc.               10,000        167,500
Scudder New Europe Fund, Inc.      10,000        157,500
                                            ------------
    TOTAL CLOSED-END FUNDS
      (cost $783,699)                            767,860
                                            ------------
MUTUAL FUNDS -- 98.87%
CAPITAL APPRECIATION FUNDS --
  4.45%
MFS Series Trust VII Value
  Fund Class A                     39,904        529,928
Oppenheimer Quest Value
  Fund, Inc. Class A               43,069        789,456
PBHG Growth Fund, Inc.             26,058        619,153
Putnam Voyager Fund, Inc.          62,971      1,089,413
                                            ------------
                                               3,027,950
                                            ------------
EMERGING MARKETS FUNDS --
  5.43%
Pioneer Emerging Markets Fund
  Class A                          70,866      1,092,765
SSGA Emerging Markets Fund        100,139      1,256,747
Templeton Developing Markets
  Trust                            76,161      1,345,011
                                            ------------
                                               3,694,523
                                            ------------
EUROPEAN REGION FUNDS --
  4.35%
GAM Funds, Inc. Europe Fund       106,061      1,376,680
Pioneer Europe Fund Class A        24,923        628,078
Vanguard International Equity
  Index Fund, Inc. European
  Portfolio                        52,891        955,216
                                            ------------
                                               2,959,974
                                            ------------
FINANCIAL SERVICES FUNDS --
  4.99%
Davis Series, Inc. Financial
  Fund Class A                     19,675        414,953
John Hancock Freedom Regional
  Bank Fund Class A                73,767      2,978,745
                                            ------------
                                               3,393,698
                                            ------------

                                 SHARES        VALUE
                                ---------   ------------
GLOBAL FUNDS -- 5.01%
Templeton Growth Fund, Inc.       158,077   $  3,406,566
                                            ------------
GLOBAL SMALL COMPANY
  FUNDS -- 4.03%
AIM International Funds, Inc.
  Global Aggressive Growth
  Fund Class A                     84,392      1,440,587
Oppenheimber Global Emerging
  Growth Fund Class A              14,299        317,445
Smallcap World Fund, Inc.          37,119        986,998
                                            ------------
                                               2,745,030
                                            ------------
GROWTH FUNDS -- 10.82%
Bear Stearns Large Cap Value
  Fund Class A                     16,234        312,344
Davis New York Venture Fund
  Class A                         139,245      2,766,818
FPA Capital Fund, Inc.             10,367        347,633
Guardian Park Avenue Fund,
  Inc.                             18,634        799,251
Longleaf Partners Fund             40,694      1,013,288
Oppenheimer Growth Fund
  Class A                          19,915        742,634
Putnam Vista Fund, Inc.           121,951      1,376,829
                                            ------------
                                               7,358,797
                                            ------------
GROWTH AND INCOME FUNDS --
  14.49%
ASM Fund, Inc.                     30,089        510,614
Evergreen Growth & Income
  Fund                             40,567      1,012,985
Fortis Equity Portfolio, Inc.
  Growth & Income Fund
  Class A                          80,454      1,005,675
Investment Company of
  America                          38,565      1,054,377
Munder Funds, Inc. Value Fund
  Class A                          25,146        334,199
SSGA Matrix Equity Fund           119,887      2,006,911
Vanguard Index Trust Value
  Portfolio                        21,346        398,548
Vanguard Growth and Income
  Fund                             37,362        910,154
Van Kampen American Capital
  Growth & Income Fund             33,634        578,516
Vista Mutual Fund Group
  Growth & Income Fund             22,238        933,135
Washington Mutual Investors
  Fund, Inc.                       40,543      1,114,128
                                            ------------
                                               9,859,242
                                            ------------

                        AMERICAN PENSION INVESTORS TRUST
                                  GROWTH FUND
                       SCHEDULE OF INVESTMENTS, CONTINUED
                                  MAY 31, 1997

                                 SHARES        VALUE
                                ---------   ------------
HEALTH/BIOTECHNOLOGY FUNDS --
  1.50%
Eaton Vance Worldwide Health
  Sciences Fund Class A            68,352      1,021,189
                                            ------------
INTERNATIONAL FUNDS -- 9.53%
Alliance Worldwide
  Privatization Fund, Inc.
  Class A                          58,284        730,308
Euro Pacific Growth Fund           37,327      1,028,369
GAM Funds, Inc. International
  Fund                             72,690      1,920,471
Ivy International Fund Class
  A                                16,880        666,779
Munder International Equity
  Fund Class A                      9,090        137,364
Templeton Foreign Fund, Inc.      124,978      1,392,262
Vanguard World Fund
  International Growth
  Portfolio                        33,467        609,772
                                            ------------
                                               6,485,325
                                            ------------
MID-CAP FUNDS -- 3.96%
AIM Equity Funds, Inc.
  Constellation Fund               13,785        364,199
Vanguard Index Trust Extended
  Market Portfolio                 65,627      1,807,391
Van Kampen American Capital
  Emerging Growth Fund
  Class A                          14,481        520,183
                                            ------------
                                               2,691,773
                                            ------------
PACIFIC REGION FUNDS -- 1.97%
Colonial Trust VII Newport
  Tiger Fund Class A               54,776        749,890
Van Eck Asia Dynasty Fund
  Class A                          44,226        588,650
                                            ------------
                                               1,338,540
                                            ------------
S&P 500 INDEX OBJECTIVE
  FUNDS -- 10.58%
Federated Index Trust Max-Cap
  Fund                             64,771      1,187,263
                                 SHARES        VALUE
                                ---------   ------------
Fidelity Commonwealth Trust
  Market Index Trust               16,647   $  1,021,132
SSGA S&P 500 Index Fund            74,226      1,328,656
T. Rowe Price Index Trust,
  Inc. Equity Index Fund           50,428      1,172,461
Vanguard Index Trust 500
  Portfolio                        31,334      2,489,841
                                            ------------
                                               7,199,353
                                            ------------
SCIENCE & TECHNOLOGY FUNDS --
  5.26%
Alliance Technology Fund           30,741      1,574,878
Principal Preservation
  Technology 100 Index
  Portfolio                        15,099        187,683
Seligman Communication &
  Information Fund, Inc.           68,175      1,816,207
                                            ------------
                                               3,578,768
                                            ------------
SMALL COMPANY GROWTH FUNDS --
  11.62%
Bear Stearns Small Cap Value
  Fund Class A                     58,754      1,084,606
Federated Index Trust
  Mini-Cap Fund                    75,580      1,110,274
Kaufmann Fund, Inc.               286,902      1,715,676
Putnam OTC Emerging Growth
  Fund                            282,534      3,997,869
                                               7,908,425
                                            ------------
WORLD INCOME FUNDS -- 0.88%
Phoenix Multi-Portfolio Fund
  Emerging Markets Bond
  Portfolio Class A                43,321        598,700
                                            ------------
    TOTAL MUTUAL FUNDS
      (cost $58,003,423)                      67,267,853
                                            ------------
      TOTAL INVESTMENTS
        (cost $58,787,122)                  $ 68,035,713
                                            ------------
                                            ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                        AMERICAN PENSION INVESTORS TRUST
                                  GROWTH FUND
                      STATEMENT OF ASSETS AND LIABILITIES
                                  MAY 31, 1997

ASSETS:
  Investments at value (identified cost of $58,787,122)                                           $68,035,713
  Cash                                                                                                751,223
  Other assets                                                                                         93,811
                                                                                                  -----------

          Total assets                                                                             68,880,747
                                                                                                  -----------

LIABILITIES:
  Accrued distribution fees                                                                            57,141
  Accrued advisory fees                                                                                43,378
  Other liabilities                                                                                    63,204
                                                                                                  -----------

          Total liabilities                                                                           163,723
                                                                                                  -----------

            NET ASSETS                                                                            $68,717,024
                                                                                                  -----------
                                                                                                  -----------

SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of no par value shares authorized)      5,121,502
                                                                                                  -----------
                                                                                                  -----------

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE OUTSTANDING                              $     13.42
                                                                                                  -----------
                                                                                                  -----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                        AMERICAN PENSION INVESTORS TRUST
                                  GROWTH FUND
                            STATEMENT OF OPERATIONS
                        FOR THE YEAR ENDED MAY 31, 1997

INVESTMENT INCOME:
  Dividends                                                                                        $  534,826
  Interest                                                                                             44,709
                                                                                                   ----------

          Total income                                                                                579,535
                                                                                                   ----------

EXPENSES:
  Investment advisory fees                                                                            663,418
  Distribution fees                                                                                   663,418
  Transfer agent fees                                                                                 208,136
  Custodial fees                                                                                       23,564
  Professional fees                                                                                    51,640
  Registration fees                                                                                    15,645
  Trustee fees                                                                                          8,400
  Insurance                                                                                            30,838
  Shareholder reports                                                                                  23,036
  Miscellaneous                                                                                         7,541
                                                                                                   ----------

                                                                                                    1,695,636
Less expenses waived by investment advisor                                                           (248,499)
                                                                                                   ----------

          Total expenses                                                                            1,447,137
                                                                                                   ----------

          Net investment loss                                                                        (867,602)
                                                                                                   ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain from security transactions                                                      5,397,332
  Capital gain distributions from mutual funds                                                      2,792,861
  Change in unrealized depreciation on investments                                                 (2,016,057)
                                                                                                   ----------

          Net realized and unrealized gain on investments                                           6,174,136
                                                                                                   ----------

            NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                   $5,306,534
                                                                                                   ----------
                                                                                                   ----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                        AMERICAN PENSION INVESTORS TRUST
                                  GROWTH FUND
                      STATEMENTS OF CHANGES IN NET ASSETS
                   FOR THE YEARS ENDED MAY 31, 1997 AND 1996

                                                                                        1997            1996
                                                                                     -----------    ------------
OPERATIONS:
  Net investment loss                                                                $  (867,602)   $   (702,010)
  Net realized gain from security transactions                                         5,397,332       5,996,423
  Capital gain distributions from mutual funds                                         2,792,861       2,020,687
  Net change in unrealized appreciation (depreciation) on investments                 (2,016,057)      5,067,081
                                                                                     -----------    ------------

          Increase in net assets resulting from operations                             5,306,534      12,382,181
                                                                                     -----------    ------------

DISTRIBUTIONS FROM:
  Net realized gain on security transactions                                          (7,908,281)     (4,753,440)
                                                                                     -----------    ------------

          Decrease in net assets resulting from distributions                         (7,908,281)     (4,753,440)
                                                                                     -----------    ------------

CAPITAL SHARE TRANSACTIONS:
  Proceeds from sale of 822,821 and 955,339 shares                                    10,920,862      12,775,805
  Value of 590,613 and 363,541 shares issued upon reinvestment of dividends            7,542,131       4,652,114
  Cost of 1,169,419 and 1,268,110 shares redeemed                                    (15,450,717)    (16,967,233)
                                                                                     -----------    ------------

          Increase in net assets resulting from capital share transactions             3,012,276         460,686
                                                                                     -----------    ------------

          Total increase in net assets                                                   410,529       8,089,427

NET ASSETS:
  Beginning of year                                                                   68,306,495      60,217,068
                                                                                     -----------    ------------

  End of year                                                                        $68,717,024    $ 68,306,495
                                                                                     -----------    ------------
                                                                                     -----------    ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                        AMERICAN PENSION INVESTORS TRUST
                                  GROWTH FUND
                              FINANCIAL HIGHLIGHTS
                     FOR THE FIVE YEARS ENDED MAY 31, 1997

                                                                 1997       1996       1995       1994       1993
                                                                -------    -------    -------    -------    -------
FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR:
Net asset value, beginning of year                              $ 14.00    $ 12.48    $ 12.32    $ 11.86    $ 10.84
                                                                -------    -------    -------    -------    -------

Income from investment operations:
  Net investment loss                                             (0.17)     (0.14)     (0.10)     (0.21)     (0.18)
  Net realized and unrealized gain on investments                  1.25       2.67       1.37       1.25       1.57
                                                                -------    -------    -------    -------    -------

          Total income from investment operations                  1.08       2.53       1.27       1.04       1.39
                                                                -------    -------    -------    -------    -------

Distributions:
  From net realized gain on security transactions                 (1.66)     (1.01)     (1.11)     (0.58)     (0.37)
                                                                -------    -------    -------    -------    -------

          Total distributions                                     (1.66)     (1.01)     (1.11)     (0.58)     (0.37)
                                                                -------    -------    -------    -------    -------

            NET ASSET VALUE, END OF YEAR                        $ 13.42    $ 14.00    $ 12.48    $ 12.32    $ 11.86
                                                                -------    -------    -------    -------    -------
                                                                -------    -------    -------    -------    -------

Total return                                                       8.32%     21.03%     11.28%      8.60%     13.03%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of year (000's omitted)                       $68,717    $68,306    $55,191    $46,958    $44,364
  Ratio of expenses to average net assets(1)                       2.18%      2.24%      2.06%      2.24%      2.05%
  Ratio of net investment income (loss) to average net assets     (1.31)%    (1.08)%    (1.50)%    (1.75)%    (1.56)%
  Portfolio turnover rate                                            84%        63%        91%        90%       157%

---------------

(1) Without fees recouped or waived by the investment advisor, the ratio of expenses to average net assets would have been 2.55%, 2.57%, 2.60%, 2.56% and 2.52%, respectively.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                        AMERICAN PENSION INVESTORS TRUST
                                  GROWTH FUND
                         NOTES TO FINANCIAL STATEMENTS

1.  ORGANIZATION:

   American Pension Investors Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. It is composed of five separate portfolios. The accompanying financial statements include only the Growth Fund (the "Fund").

   The Fund's investment objective is growth of capital. The Fund seeks to achieve its objective by investing primarily in mutual funds that invest primarily in common stock or securities convertible into or exchangeable for common stock (such as convertible preferred stock, convertible debentures or warrants) and that seek long-term capital growth or appreciation.

2.  SIGNIFICANT ACCOUNTING POLICIES:

    a. PORTFOLIO VALUATION

       The investments of the Fund consist primarily of mutual funds that are valued daily at their respective net asset values in accordance with the 1940 Act.

    b. SECURITY TRANSACTIONS AND INVESTMENT INCOME

       Security transactions are accounted for on the trade date. Realized gains and losses from security transactions are reported on an identified-cost basis for both financial statement and federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income and expenses are recorded on an accrual basis.

    c. FEDERAL INCOME TAXES

       The Trust's policy is for the Fund to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its investment company taxable income to its shareholders. Therefore, no federal income tax provision is required.

       As of May 31, 1997, the aggregate cost of investments for federal income tax purposes, the net unrealized appreciation on a federal income tax basis, and the gross unrealized appreciation and depreciation with respect to each security where there is an excess of value over tax cost or tax cost over value were $58,787,122, $9,248,591, $9,276,766 and
       $28,175, respectively.

    d. USE OF ESTIMATES

       The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

                        AMERICAN PENSION INVESTORS TRUST
                                  GROWTH FUND
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

3. INVESTMENT ADVISORY AGREEMENT:

   Yorktown Management & Research Company, Inc. (the "Advisor"), whose principal stockholder is also a trustee of the Trust, serves as the Fund's investment advisor and manager. For its services, the Advisor receives a fee, calculated daily and payable monthly, at an annual rate of 1.00% of the first $100 million of the average daily net assets of the Fund and .75% of the average daily net assets exceeding $100 million. The Advisor reduces its advisory fees (not below zero) to the extent that the Distributor (see Note74) receives any dealer reallowances or 12b-1 fees resulting from the Fund's purchase of shares of underlying funds. During the year ended May 31, 1997, the Advisor waived $248,499 of its fees.

4. DISTRIBUTION PLAN AND FEES:

   Yorktown Distributors, Inc. (the "Distributor") distributes shares of the Fund pursuant to a Rule 12b-1 distribution plan adopted by the Trust. The plan provides that the Distributor shall receive annual fees of 1.00% of the Fund's average daily net assets.

   In addition, to the extent possible, the Distributor is generally designated as the dealer entitled to receive the dealer reallowance portion of the sales charge on purchases of underlying load fund shares by the Fund. During the year ended May 31, 1997, the Distributor received $249,242 from brokerage commissions earned on its execution of purchases of portfolio investments for the Fund. The principal stockholder of the Distributor is also a trustee of the Trust.

5. INVESTMENT ACTIVITY:

   For the year ended May 31, 1997, there were no purchases or sales of U.S. government obligations. Purchases and sales of securities other than short-term obligations and U.S. government obligations amounted to $54,745,474 and $57,207,271, respectively.

6. COMPOSITION OF NET ASSETS:

   At May 31, 1997, net assets consisted of:

Paid-in capital                                                                               $54,608,829
Accumulated net realized gain from security transactions                                        4,859,604
Unrealized appreciation on investments                                                          9,248,591
                                                                                              -----------

          NET ASSETS APPLICABLE TO OUTSTANDING SHARES OF BENEFICIAL INTEREST                  $68,717,024
                                                                                              -----------
                                                                                              -----------

   In order for the Fund's capital accounts and distributions to reflect the tax character of certain transactions, $638,050 of net operating losses were reclassified to offset short-term capital gains and $229,552 of net operating losses were reclassed to paid-in-capital during the year ended May 31, 1997. The results of operations and net assets were not affected by the reclassifications.

                         [Coopers & Lybrand Letterhead]

REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees of American Pension Investors Trust and the Shareholders of American Pension Investors Trust
     Growth Fund:

We have audited the accompanying statement of assets and liabilities of American Pension Investors Trust Growth Fund (the "Fund"), including the schedule of investments, as of May 31, 1997, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of American Pension Investors Trust Growth Fund as of May 31, 1997, the results of its operations, the changes in its net assets, and the financial highlights for each of the respective periods stated in the first paragraph, in conformity with generally accepted accounting principles.


                                        /s/ Coopers & Lybrand L.L.P


Baltimore, Maryland
June 13, 1997

                               EXECUTIVE OFFICES
                        American Pension Investors Trust
                                 P.O. Box 2529
                              2303 Yorktown Avenue
                           Lynchburg, Virginia 24501
                                 (800) 544-6060

                               INVESTMENT ADVISOR
                         Yorktown Management & Research
                                 Company, Inc.
                                 P.O. Box 2529
                              2303 Yorktown Avenue
                           Lynchburg, Virginia 24501
                                 (800) 544-6060

                                  DISTRIBUTOR
                          Yorktown Distributors, Inc.
                                 P.O. Box 2529
                              2303 Yorktown Avenue
                           Lynchburg, Virginia 24501
                                 (800) 544-6060

                             TRANSFER AND DIVIDEND
                                DISBURSING AGENT
                              Fund Services, Inc.
                                 P.O. Box 26305
                            Richmond, Virginia 23260
                                 (800) 628-4077

                                   CUSTODIAN
                            MainStreet Trust Company
                                  P.O. Bx 5228
                          Martinsville, Virginia 24115

                              INDEPENDENT AUDITORS
                            Coopers & Lybrand L.L.P.
                             217 E. Redwood Street
                         Baltimore, Maryland 21202-3316

This report is submitted for the general information of the shareholders of the Trust. The report is not authorized for distribution to prospective investors in the Trust unless preceded or accompanied by an effective Prospectus.